Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting Information, Additional Information [Abstract]
Net Sales	Our country of domicile is the Netherlands, which reported net sales of $28.3 million, $17.8 million and $15.8 million for the years ended 2021, 2020 and 2019, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

Net sales (in thousands)	2021	2020	2019
Americas:
United States	$909,690	$728,577	$663,869
Other Americas	97,686	96,880	58,121
Total Americas	1,007,376	825,457	721,990
Europe, Middle East and Africa	814,417	682,289	487,476
Asia Pacific, Japan and Rest of World	429,864	362,600	316,958
Total	$2,251,657	$1,870,346	$1,526,424

Long-Lived Assets

Long-lived assets (in thousands)	2021	2020
Americas:
United States	$158,949	$154,843
Other Americas	2,805	2,436
Total Americas	161,754	157,279
Europe, Middle East and Africa:
Germany	373,609	304,571
Other Europe, Middle East and Africa	78,608	71,444
Total Europe, Middle East and Africa	452,217	376,015
Asia Pacific and Japan	24,212	26,078
Total	$638,183	$559,372